Acquisition of Zuplenz (Details Narrative) - GBP (£) £ in Thousands		12 Months Ended
	Dec. 24, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gain recognised in bargain purchase transaction				£ 165
Zuplenz [Member]
Statement Line Items [Line Items]
Acquisition related costs	£ 218
Gain recognised in bargain purchase transaction	£ (165)